FINANCIAL INVESTMENTS movement (Details) ₺ in Thousands	12 Months Ended
Dec. 31, 2021 TRY (₺)
Financial assets
End of the period	₺ 1,158,052
Financial assets at fair value through profit or loss
Financial assets
Purchase of financial investments	792,840
Change in fair value recognized in the statement of comprehensive loss (Note 19)	(40,250)
Foreign exchange gains	271,847
End of the period	1,024,437
Financial assets at amortised cost
Financial assets
Purchase of financial investments	89,367
Foreign exchange gains	43,923
Interest accrual	325
End of the period	₺ 133,615